Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 25.3%
22,092	iShares 20+ Year Treasury Bond ETF	$2,471,653	2.9
24,375	iShares Core U.S. Aggregate Bond ETF	2,454,806	2.9
30,397	iShares MSCI Japan ETF	1,628,975	1.9
61,105	Vanguard Emerging Markets ETF	2,513,249	3.0
219,401	Vanguard FTSE Developed Markets ETF	8,876,964	10.6
15,828	Vanguard Mid-Cap ETF	3,315,175	4.0

	Total Exchange-Traded Funds
	(Cost $24,651,145)	21,260,822	25.3

MUTUAL FUNDS: 74.7%
	Affiliated Investment Companies: 29.0%
1,725,348	Voya Intermediate Bond Fund - Class P3	15,347,657	18.3
185,880	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,775,151	2.1
378,120	Voya Multi-Manager International Equity Fund - Class P3	3,429,547	4.1
410,502	Voya Multi-Manager International Factors Fund - Class P3	3,407,168	4.0
44,943	Voya Short Term Bond Fund - Class P3	419,314	0.5
		24,378,837	29.0

	Unaffiliated Investment Companies: 45.7%
781,154	TIAA-CREF S&P 500 Index Fund - Institutional Class	34,120,793	40.7
197,797	TIAA-CREF SmallCap Blend Index Fund - Class I	4,205,156	5.0
		38,325,949	45.7

	Total Mutual Funds
	(Cost $69,157,395)	62,704,786	74.7

	Total Investments in Securities (Cost $93,808,540)	$83,965,608	100.0
	Assets in Excess of Other Liabilities	18,457	0.0
	Net Assets	$83,984,065	100.0

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,260,822	$–	$–	$21,260,822
Mutual Funds	62,704,786	–	–	62,704,786
Total Investments, at fair value	$83,965,608	$–	$–	$83,965,608

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$14,316,059	$2,767,659	$(1,502,349)	$(233,712)	$15,347,657	$133,065	$(197,966)	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,623,329	556,659	(407,720)	2,883	1,775,151	-	(130,411)	-
Voya Multi-Manager International Equity Fund - Class P3	3,201,774	1,260,109	(921,737)	(110,598)	3,429,547	-	(218,656)	-
Voya Multi-Manager International Factors Fund - Class P3	3,183,677	1,188,509	(704,677)	(260,342)	3,407,168	-	(109,722)	-
Voya Short Term Bond Fund - Class R6	-	2,901,303	(2,901,303)	-	-	3,261	(20,005)	-
Voya Short Term Bond Fund - Class P3	-	1,431,438	(1,011,521)	(603)	419,314	5,123	1,950	-
	$22,324,839	$10,105,677	$(7,449,307)	$(602,372)	$24,378,837	$141,449	$(674,810)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $95,958,129.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(11,992,521)

Net Unrealized Depreciation	$(11,992,521)